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The Gabelli Dividend Growth Fund
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 96.6%
Aerospace  — 1.3%
1,500 The Boeing Co.† ....................................... $ 287,250
Agriculture  — 0.8%
3,136 Corteva Inc. .............................................. 180,257
Automotive  — 0.7%
1,700 PACCAR Inc. ............................................ 149,719
Automotive: Parts and Accessories  — 1.0%
13,000 Dana Inc. ................................................. 228,410
Business Services  — 1.5%
1,500 Visa Inc., Cl. A .......................................... 332,655
Cable and Satellite  — 4.0%
6,000 Comcast Corp., Cl. A ................................ 280,920
4,500 DISH Network Corp., Cl. A† ...................... 142,425
13,000 Paramount Global, Cl. B ............................ 491,530
914,875
Computer Software and Services  — 9.4%
320 Alphabet Inc., Cl. C† ................................. 893,757
2,000 Apple Inc. ................................................ 349,220
400 Meta Platforms Inc., Cl. A† ....................... 88,944
1,000 Microsoft Corp. ........................................ 308,310
300 Palo Alto Networks Inc.† .......................... 186,753
8,000 Twitter Inc.† ............................................. 309,520
2,136,504
Consumer Products  — 1.5%
5,000 Edgewell Personal Care Co. ...................... 183,350
5,000 Energizer Holdings Inc. ............................. 153,800
337,150
Diversified Industrial  — 6.9%
5,000 Carrier Global Corp. .................................. 229,350
5,125 General Electric Co. .................................. 468,938
2,800 Honeywell International Inc. ...................... 544,824
4,500 Textron Inc. .............................................. 334,710
1,577,822
Electronics  — 1.4%
3,200 Sony Group Corp., ADR ............................ 328,672
Energy  — 10.2%
6,000 Avangrid Inc. ............................................ 280,440
2,000 Chevron Corp. .......................................... 325,660
5,000 Evergy Inc. ............................................... 341,700
12,300 Eversource Energy .................................... 1,084,737
8,000 UGI Corp. ................................................. 289,760
2,322,297
Environmental Services  — 1.4%
2,400 Republic Services Inc. .............................. 318,000
Financial Services  — 15.8%
4,500 American Express Co. ............................... 841,500
Shares
Market
Value
5,500 American International Group Inc. ............. $ 345,235
7,000 Bank of America Corp. .............................. 288,540
6,000 Citigroup Inc. ........................................... 320,400
3,000 JPMorgan Chase & Co. ............................. 408,960
6,000 Morgan Stanley ........................................ 524,400
1,000 PayPal Holdings Inc.† ............................... 115,650
1,113 T. Rowe Price Group Inc. .......................... 168,274
6,000 Wells Fargo & Co. .................................... 290,760
1,300 Willis Towers Watson plc .......................... 307,086
3,610,805
Food and Beverage  — 12.2%
5,000 Conagra Brands Inc. ................................. 167,850
1,400 Diageo plc, ADR ....................................... 284,396
13,000 Keurig Dr Pepper Inc. ............................... 492,700
5,000 Molson Coors Beverage Co., Cl. B ............. 266,900
15,500 Mondelēz International Inc., Cl. A .............. 973,090
8,000 Nomad Foods Ltd.† .................................. 180,640
12,000 The Hain Celestial Group Inc.† .................. 412,800
2,778,376
Health Care  — 13.7%
6,000 Bristol-Myers Squibb Co. .......................... 438,180
5,200 CVS Health Corp. ...................................... 526,292
2,000 Henry Schein Inc.† ................................... 174,380
2,900 Medtronic plc ........................................... 321,755
11,700 Merck & Co. Inc. ...................................... 959,985
4,000 Patterson Cos. Inc. ................................... 129,480
11,000 Pfizer Inc. ................................................ 569,470
3,119,542
Hotels and Gaming  — 0.5%
3,000 MGM Resorts International ....................... 125,820
Machinery  — 1.1%
4,000 The Timken Co. ........................................ 242,800
Metals and Mining  — 1.7%
5,000 Newmont Corp. ........................................ 397,250
Retail  — 1.6%
6,500 The Kroger Co. ......................................... 372,905
Semiconductors  — 0.8%
1,000 NXP Semiconductors NV .......................... 185,080
Specialty Chemicals  — 7.1%
10,500 DuPont de Nemours Inc. .......................... 772,590
3,000 FMC Corp. ................................................ 394,710
3,500 International Flavors & Fragrances Inc. ..... 459,655
1,626,955
Telecommunications  — 2.0%
3,500 T-Mobile US Inc.† ..................................... 449,225
TOTAL COMMON STOCKS .................. 22,022,369

The Gabelli Dividend Growth Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 3.4%
$ 775,000 U.S. Treasury Bills,
0.060% to 0.365%††,
04/21/22 to 06/16/22 ............................ $ 774,660
TOTAL INVESTMENTS — 100.0%
(Cost $16,264,045) ............................... $ 22,797,029
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt